Acquisition (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012 Valpey-Fisher [Member]	Dec. 31, 2012 D And R Technology [Member]	Dec. 21, 2012 D And R Technology [Member]	Jan. 31, 2011 Fordahl SA [Member]
Acquisition (Textual) [Abstract]
Percentage of common stock acquired	100.00%
Business acquisition price	$ 18,300		$ 63,500	$ 2,900
Cash acquired	3,578
Goodwill, Tax deduction period		15 years
Fair value of accounts receivable	$ 2,479		$ 7,953